------------------
                                                              Money Market Funds
                                                              ------------------

MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND

ANNUAL REPORT
OCTOBER 31, 1998

                                                            (LOGO) FIRSTAR FUNDS

                 ---------------------------------------------

                              NOTICE TO INVESTORS

                 -  Shares of Firstar Funds:

                    - ARE NOT INSURED BY THE
                      FDIC, the US Government or any
                      other governmental agency;

                    - are not bank deposits or obligations
                      of or guaranteed by Firstar Bank, its
                      parent company or its affiliates;

                    - are subject to investment risks,
                      including possible loss of principal;
                      and

                    - are offered by B.C. Ziegler and
                      Company, member NASD, SIPC, and
                      an independent third-party
                      distributor.

                 - There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

                 - Firstar Bank affiliates serve as invest-ment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

                 ---------------------------------------------



TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER.........................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS..............................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................5
FINANCIAL HIGHLIGHTS.....................................................6-7
SCHEDULE OF INVESTMENTS..................................................8-13
NOTES TO THE FINANCIAL STATEMENTS.......................................14-15
REPORT OF INDEPENDENT ACCOUNTANTS.........................................16

                                                            (LOGO) FIRSTAR FUNDS


                                                                   December 1998
DEAR SHAREOWNER:

INVESTMENT REVIEW

Money market funds generated strong total returns over the past 12 months and continue to offer attractive inflation-adjusted yields. Short-term interest rates were stable during much of the year but did succumb to volatility in the financial markets over the past few months. Money market rates fell during September and October as a large number of uneasy investors sought the safety of money market funds. Additionally, the Federal Reserve lowered the Federal Funds rate by 0.25% on September 29th and again on October 15th. Overall, short-term yields fell from approximately 5.3% in October of 1997 to 4.5% in October of 1998. During this time period, Firstar Money Market Funds were managed with slightly longer average maturities versus their respective benchmarks, while offering principal stability and superior credit quality.

Firstar Money Market Funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

--------------------------------------------------------------------------------
                  FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS<F1>
--------------------------------------------------------------------------------

PERIOD ENDED OCTOBER 31, 1998

--------------------------------------------------------------------------------
                       U.S. TREASURY      U.S. GOVERNMENT        TAX-EXEMPT
 MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
 CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE
  4.85%     4.97%     4.14%     4.22%     4.53%     4.63%     2.62%     2.66%
--------------------------------------------------------------------------------

<F1>After fee waivers. Had fees not been waived, current and effective yields would have been 4.61% and 4.73% for the Money Market Fund; 3.99% and 4.07% for the U.S. Treasury Money Market Fund; 4.43% and 4.53% for the U.S. Government Money Market Fund; and 2.48% and 2.52% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------


          IBC'S
                                                                                                           FIRSTAR    MONEY FUND
                                                                                                          TAX-EXEMPT  AVERAGE/TM/
                              IBC'S     FIRSTAR     IBC'S     FIRSTAR                FIRSTAR    IBC'S      MONEY         ALL
                           MONEY FUND    U.S.     MONEY FUND    U.S.       IBC'S      TAX-    MONEY FUND   MARKET     TAX-FREE
                 FIRSTAR   AVERAGE/TM/  TREASURY  AVERAGE/TM/  GOV'T.   MONEY FUND   EXEMPT   AVERAGE/TM/   TAX          TAX
                  MONEY        ALL       MONEY       U.S.      MONEY     AVERAGE/TM/  MONEY      ALL     EQUIVALENT  EQUIVALENT
                  MARKET     TAXABLE    MARKET     TREASURY    MARKET     GOV'T.     MARKET    TAX-FREE  YIELD<F2>    YIELD<F2>
--------------------------------------------------------------------------------------------------------------------------------

1998

October           4.91%       4.73%      4.29%      4.26%      4.68%       4.48%      2.76%      2.78%      4.31%       4.34%
--------------------------------------------------------------------------------------------------------------------------------
September         5.02%       4.98%      4.61%      4.58%      4.90%       4.80%      2.79%      2.93%      4.36%       4.58%
--------------------------------------------------------------------------------------------------------------------------------
August            5.03%       5.01%      4.68%      4.62%      4.91%       4.84%      2.79%      2.79%      4.36%       4.36%
--------------------------------------------------------------------------------------------------------------------------------
July              5.04%       5.01%      4.61%      4.63%      4.90%       4.83%      2.80%      2.86%      4.38%       4.47%
--------------------------------------------------------------------------------------------------------------------------------
June              5.03%       5.01%      4.52%      4.63%      4.88%       4.84%      3.03%      3.04%      4.73%       4.75%
--------------------------------------------------------------------------------------------------------------------------------
May               5.02%       5.00%      4.57%      4.63%      4.87%       4.82%      3.24%      3.23%      5.06%       5.05%
--------------------------------------------------------------------------------------------------------------------------------
April             5.02%       5.02%      4.75%      4.73%      4.90%       4.84%      3.30%      3.23%      5.16%       5.05%
--------------------------------------------------------------------------------------------------------------------------------
March             5.04%       5.03%      4.73%      4.76%      4.89%       4.86%      2.86%      2.80%      4.47%       4.38%
--------------------------------------------------------------------------------------------------------------------------------
February          5.09%       5.04%      4.62%      4.72%      4.92%       4.86%      2.78%      2.77%      4.34%       4.33%
--------------------------------------------------------------------------------------------------------------------------------
January           5.20%       5.10%      4.78%      4.76%      4.99%       4.90%      3.10%      2.99%      4.84%       4.67%
--------------------------------------------------------------------------------------------------------------------------------

1997

December          5.19%       5.12%      4.78%      4.75%      5.02%       4.91%      3.35%      3.23%      5.23%       5.05%
--------------------------------------------------------------------------------------------------------------------------------
November          5.09%       5.05%      4.64%      4.57%      4.62%       4.85%      3.22%      3.24%      5.03%       5.06%
--------------------------------------------------------------------------------------------------------------------------------


We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1>After fee waivers. Had fees not been waived, performance would be reduced.
Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2>Assumes a 36% tax bracket.

LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, slower economic growth, and continued low levels of inflation for 1999. We expect short-term money market rates to continue to fall and anticipate maintaining average maturities in the Firstar Money Market Funds comparable to, or slightly longer than, their respective benchmarks. As always, our goal is to maintain the high credit quality of the Funds while closely monitoring corporate credit quality.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Firstar Money Market Funds and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1998


                                                                         U.S.                U.S.
                                                                       TREASURY           GOVERNMENT          TAX-EXEMPT
                                                    MONEY               MONEY                MONEY              MONEY
                                                 MARKET FUND         MARKET FUND          MARKET FUND        MARKET FUND
                                                 ------------        ------------        ------------        ------------

ASSETS:
  Investments, at amortized cost                    $290,255             $87,309            $227,112            $121,867
  Receivable for security matured                          -              23,000               6,500                   -
  Interest receivable                                    149               1,778                 575                 950
  Other                                                   16                   8                   5                   6
                                                  ----------          ----------          ----------          ----------

     Total Assets                                    290,420             112,095             234,192             122,823
                                                  ----------          ----------          ----------          ----------

LIABILITIES:
  Payable for securities purchased                         -              19,809                   -                   -
  Dividends payable                                    1,153                 334                 848                 278
  Payable to affiliates                                  154                  58                 146                  72
  Accrued expenses and other liabilities                  25                  22                  22                  22
                                                  ----------          ----------          ----------          ----------

     Total Liabilities                                 1,332              20,223               1,016                 372
                                                  ----------          ----------          ----------          ----------

NET ASSETS                                          $289,088             $91,872            $233,176            $122,451
                                                  ==========          ==========          ==========          ==========
CAPITAL STOCK, $.0001 par value
  Authorized                                       5,000,000           5,000,000           5,000,000           5,000,000
  Issued and outstanding                             289,088              91,872             233,176             122,451

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                             $1.00               $1.00               $1.00               $1.00
                                                  ==========          ==========          ==========          ==========



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1998

                                                                         U.S.                U.S.
                                                                       TREASURY           GOVERNMENT          TAX-EXEMPT
                                                    MONEY               MONEY                MONEY              MONEY
                                                 MARKET FUND         MARKET FUND          MARKET FUND        MARKET FUND
                                                 ------------        ------------        ------------        ------------

INVESTMENT INCOME:
  Interest income                                    $14,720              $4,044             $10,866              $3,922
                                                  ----------          ----------          ----------          ----------

EXPENSES:
  Investment advisory fees                             1,302                 387                 986                 542
  Administration fees                                    284                  85                 215                 118
  Service organization fees                               83                   -                   -                   -
  Custody fees                                            56                  15                  47                  30
  Shareowner servicing and accounting costs              328                  54                  83                  63
  Professional fees                                       29                  24                  30                  30
  Reports to shareowners                                 113                   3                  15                   3
  Federal and state registration fees                     30                  15                  15                  19
  Directors' fees and expenses                             8                   8                   8                   8
  Other                                                    8                   3                   5                   3
                                                  ----------          ----------          ----------          ----------

  Total expenses before waiver                         2,241                 594               1,404                 816
     Less: Waiver of expenses                          (678)               (129)               (221)               (165)
                                                  ----------          ----------          ----------          ----------

     Net Expenses                                      1,563                 465               1,183                 651
                                                  ----------          ----------          ----------          ----------

NET INVESTMENT INCOME                                $13,157              $3,579              $9,683              $3,271
                                                  ==========          ==========          ==========          ==========



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                         U.S. TREASURY           U.S. GOVERNMENT             TAX-EXEMPT
                              MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND
                            ----------------------   ----------------------   ----------------------   ----------------------
                            Year ended October 31,   Year ended October 31,   Year ended October 31,   Year ended October 31,
                            ----------------------   ----------------------   ----------------------   ----------------------
                               1998        1997         1998        1997         1998         1997       1998         1997
                              -----        -----       -----        -----       -----        -----       -----        -----
                            C>
OPERATIONS:
  Net investment income       $13,157      $11,670     $ 3,579      $ 3,114     $ 9,683      $ 9,505     $ 3,271      $ 2,795
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------
  Net increase in net
     assets resulting from
     operations                13,157       11,670       3,579        3,114       9,683        9,505       3,271        2,795
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                 630,330      592,970     266,098      297,822     829,540      881,303     249,502      171,346
  Shares issued to
     owners in reinvestment
     of dividends              11,254       11,726         390          415       2,532        2,881       1,158        1,152
  Shares redeemed           (613,513)    (567,715)   (253,094)    (273,189)   (797,563)    (883,864)   (236,848)    (143,187)
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------
  Net increase                 28,071       36,981      13,394       25,048      34,509          320      13,812       29,311
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

DIVIDENDS PAID FROM:
  Net investment income      (13,157)     (11,670)     (3,579)      (3,114)     (9,608)      (9,567)     (3,271)      (2,795)
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

TOTAL INCREASE IN
  NET ASSETS                   28,071       36,981      13,394       25,048      34,584          258      13,812       29,311

NET ASSETS:
  Beginning of year           261,017      224,036      78,478       53,430     198,592      198,334     108,639       79,328
                            ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

  End of year                $289,088     $261,017    $ 91,872     $ 78,478    $233,176     $198,592    $122,451     $108,639
                            =========    =========    ========     ========   =========    =========   =========    =========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS


                                                                                                     U.S. TREASURY
                                                 MONEY MARKET FUND                                 MONEY MARKET FUND
                                   ---------------------------------------------     ---------------------------------------------
                                              Year ended October 31,                            Year ended October 31,
                                   ---------------------------------------------     ---------------------------------------------
                                    1998      1997      1996      1995      1994      1998      1997      1996      1995      1994
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Per Share Data:
Net asset value,
  beginning of period              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment income <F1>        0.05      0.05      0.05      0.05      0.03      0.05      0.05      0.05      0.05      0.03
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------


  Total from investment
     operations                     0.05      0.05      0.05      0.05      0.03      0.05      0.05      0.05      0.05      0.03
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Less distributions:
  Dividends from net
     investment income            (0.05)    (0.05)    (0.05)    (0.05)    (0.03)    (0.05)    (0.05)    (0.05)    (0.05)    (0.03)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

  Total distributions             (0.05)    (0.05)    (0.05)    (0.05)    (0.03)    (0.05)    (0.05)    (0.05)    (0.05)    (0.03)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value,
  end of period                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return                       5.16%     5.12%     5.06%     5.51%     3.42%     4.71%     4.80%     4.80%     5.16%     3.20%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period              $289,088  $261,017  $224,036  $172,261  $165,018   $91,872   $78,478   $53,430   $64,655   $56,020
  Ratio of net expenses to
     average net assets <F2>       0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%
  Ratio of net investment
     income to average
     net assets <F3>               5.05%     4.98%     4.94%     5.36%     3.44%     4.62%     4.67%     4.70%     5.04%     3.14%


<F1> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.

<F2> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.86%, 0.84%, 0.81%, 0.90% and 0.93% for the Money Market Fund, 0.77%,
     0.78%, 0.80%, 0.83% and 0.94% for the U.S. Treasury Money Market Fund, 0.71%, 0.70%, 0.71%, 0.75% and 0.88% for the U.S. Government Money Market Fund, and 0.75%, 0.75%, 0.78% 0.84% and 0.93% for the Tax Exempt Money Market Fund, respectively.

<F3> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 4.79%, 4.73%, 4.73%, 5.06% and 3.11% for the Money Market Fund, 4.45%, 4.49%, 4.50%, 4.81% and 2.80% for the U.S. Treasury Money
     Market Fund, 4.79%, 4.73%, 4.73%, 5.09% and 3.01% for the U.S. Government Money Market Fund, and 2.87%, 2.91%, 2.91%, 3.12% and 1.90% for the Tax Exempt Money Market Fund, respectively.

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS
FINANCIAL HIGHLIGHTS

                                                  U.S. GOVERNMENT                                     TAX-EXEMPT
                                                 MONEY MARKET FUND                                 MONEY MARKET FUND
                                   ---------------------------------------------     ---------------------------------------------
                                              Year ended October 31,                            Year ended October 31,
                                   ---------------------------------------------     ---------------------------------------------
                                    1998      1997      1996      1995      1994      1998      1997      1996      1995      1994
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Per Share Data:
Net asset value,
  beginning of period              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment income <F1>        0.05      0.05      0.05      0.05      0.03      0.03      0.03      0.03      0.03      0.02
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

  Total from investment
     operations                     0.05      0.05      0.05      0.05      0.03      0.03      0.03      0.03      0.03      0.02
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Less distributions:
  Dividends from net
     investment income            (0.05)    (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.03)    (0.03)    (0.03)    (0.02)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

  Total distributions             (0.05)    (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.03)    (0.03)    (0.03)    (0.02)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Net asset value,
  end of period                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return                       4.97%     4.99%     4.96%     5.37%     3.35%     3.04%     3.12%     3.13%     3.42%     2.25%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period              $233,176  $198,592  $198,334  $163,068  $183,591  $122,451  $108,639   $79,328   $84,084   $70,436
  Ratio of net expenses to
     average net assets <F2>       0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%
  Ratio of net investment
     income to average
     net assets <F3>               4.90%     4.83%     4.84%     5.24%     3.29%     3.02%     3.06%     3.09%     3.36%     2.23%



<F1> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.

<F2> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.86%, 0.84%, 0.81%, 0.90% and 0.93% for the Money Market Fund, 0.77%,
     0.78%, 0.80%, 0.83% and 0.94% for the U.S. Treasury Money Market Fund, 0.71%, 0.70%, 0.71%, 0.75% and 0.88% for the U.S. Government Money Market Fund, and 0.75%, 0.75%, 0.78% 0.84% and 0.93% for the Tax Exempt Money Market Fund, respectively.

<F3> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 4.79%, 4.73%, 4.73%, 5.06% and 3.11% for the Money Market Fund, 4.45%, 4.49%, 4.50%, 4.81% and 2.80% for the U.S. Treasury Money
     Market Fund, 4.79%, 4.73%, 4.73%, 5.09% and 3.01% for the U.S. Government Money Market Fund, and 2.87%, 2.91%, 2.91%, 3.12% and 1.90% for the Tax Exempt Money Market Fund, respectively.


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            COMMERCIAL PAPER 90.1%
            ASSET BACKED SECURITY 13.4%
            Ciesco L.P.:
  $  5,000     5.40%, 11/20/98                                     $  4,986
     6,000     5.10%, 1/21/99                                         5,931
            Corporate Asset Funding Co., Inc.:
     5,000     5.50%, 11/04/98                                        4,998
     5,000     5.45%, 11/17/98                                        4,988
            CXC, Inc.:
     5,000     5.50%, 11/10/98                                        4,993
     5,000     5.25%, 12/07/98                                        4,974
     4,000     5.20%, 1/13/99                                         3,958
            New Center Asset Trust,
     4,080     5.35%, 12/16/98                                        4,053
                                                                   --------
                                                                     38,881
                                                                   --------

            AUTOS & TRUCKS 6.4%
            Ford Credit Europe PLC:
     5,000     5.30%, 11/09/98                                        4,994
     3,500     5.12%, 1/08/99                                         3,466
     5,000     5.11%, 1/22/99                                         4,942
            General Motors Acceptance Corporation,
     5,000     5.18%, 1/20/99                                         4,942
                                                                   --------
                                                                     18,344
                                                                   --------

            BANKING - FOREIGN 5.1%
            Dresdner US Finance, Inc.,
     5,000     5.08%, 12/23/98                                        4,963
            UBS Finance (Delaware), Inc.:
     5,000     5.47%, 1/11/99                                         4,946
     5,000     5.10%, 2/10/99                                         4,928
                                                                   --------
                                                                     14,837
                                                                   --------

            BASIC INDUSTRY 3.4%
            Monsanto Company:
     5,000     5.25%, 1/25/99                                         4,938
     5,000     5.30%, 2/03/99                                         4,931
                                                                   --------
                                                                      9,869
                                                                   --------

            BEVERAGE 5.0%
            Bass Finance (C.I.) Ltd.:
     5,042     5.27%, 12/02/98                                        5,019
     5,000     5.24%, 12/08/98                                        4,973
            Brown-Forman Corporation,
     4,500     5.35%, 12/18/98                                        4,469
                                                                   --------
                                                                     14,461
                                                                   --------

            CHEMICALS 2.7%
            Air Products and Chemicals, Inc.:
     4,500     5.50%, 11/13/98                                        4,492
     3,400     5.44%, 12/11/98                                        3,379
                                                                   --------
                                                                      7,871
                                                                   --------


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            ENERGY 1.4%
            Atlantic Richfield Co.,
  $  4,000     5.50%, 11/12/98                                     $  3,993
                                                                   --------

            FINANCE - MISCELLANEOUS 18.2%
            American General Finance Corporation,
     5,000     5.50%, 11/02/98                                        4,999
            Avco Financial Services, Inc.:
     5,500     5.42%, 12/09/98                                        5,469
     5,000     5.34%, 12/15/98                                        4,967
            General Electric Capital Corporation:
     5,000     5.52%, 11/05/98                                        4,997
     2,500     5.55%, 11/18/98                                        2,493
     5,000     5.13%, 12/03/98                                        4,977
            Household Finance Corporation:
     5,000     5.43%, 12/14/98                                        4,968
     5,000     5.16%, 1/27/99                                         4,938
            National Rural Utilities CFC,
     5,000     5.00%, 2/08/99                                         4,931
            Swedish Export Credit Corporation,
     5,000     5.47%, 12/28/98                                        4,957
            Transamerica Finance Corporation,
     5,000     5.47%, 12/21/98                                        4,962
                                                                   --------
                                                                     52,658
                                                                   --------

            FINANCE - SERVICES 12.4%
            Goldman Sachs Group, L.P.:
     5,000     5.23%, 2/24/99                                         4,916
     5,000     5.23%, 2/25/99                                         4,916
     3,000     5.10%, 3/19/99                                         2,941
            Merrill Lynch and Co., Inc.:
     5,000     5.44%, 2/05/99                                         4,927
     5,000     5.25%, 3/12/99                                         4,904
            Morgan Stanley, Dean Witter, Discover & Co.:
     5,000     5.46%, 1/28/99                                         4,933
     3,500     5.05%, 2/22/99                                         3,445
     5,000     5.42%, 2/26/99                                         4,912
                                                                   --------
                                                                     35,894
                                                                   --------

            INSURANCE 6.9%
            American Family Financial Services, Inc.,
     5,000     5.27%, 11/23/98                                        4,984
            Hartford Financial Services, Inc.,
     5,000     5.35%, 11/16/98                                        4,989
            John Hancock Capital Corporation,
     5,000     5.33%, 12/10/98                                        4,971
            Prudential Funding Corporation,
     5,000     5.15%, 2/23/99                                         4,918
                                                                   --------
                                                                     19,862
                                                                   --------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            MACHINERY - AGRICULTURE AND CONSTRUCTION 3.1%
            Caterpillar Financial Services Corporation,
  $  4,100     5.46%, 2/12/99                                      $  4,036
            John Deere Capital Corporation,
     5,000     5.43%, 2/16/99                                         4,919
                                                                   --------
                                                                      8,955
                                                                   --------

            PRINTING & PUBLISHING 3.5%
            McGraw-Hill Cos., Inc.,
     5,000     5.45%, 12/04/98                                        4,975
            Reed Elsevier, Inc.,
     5,000     5.50%, 11/03/98                                        4,999
                                                                   --------
                                                                      9,974
                                                                   --------

            RETAIL 5.2%
            J.C. Penney Funding Corporation:
     5,000     5.40%, 12/17/98                                        4,966
     5,000     5.04%, 2/04/99                                         4,934
            Toys 'R' Us, Inc.,
     5,000     5.28%, 11/24/98                                        4,983
                                                                   --------
                                                                     14,883
                                                                   --------

            SOVEREIGN 1.7%
            Quebec (Province of) Canada,
     5,000     5.52%, 1/15/99                                         4,943
                                                                   --------

            TECHNOLOGY 1.7%
            TRW Inc.,
     5,000     5.05%, 12/29/98                                        4,959
                                                                   --------

            Total Commercial Paper                                  260,384
                                                                   --------

            FUNDING AGREEMENTS 3.8%
            Travelers Insurance Company:
     4,000     5.73%, 2/18/99<F1>                                     4,000
     7,000     5.33%, 6/30/99<F1>                                     7,000
                                                                   --------

            Total Funding Agreements                                 11,000
                                                                   --------


    Number                                                        Amortized
   of Shares                                                         Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            INVESTMENT COMPANIES 6.5%
     5,445  Financial Square Prime Obligation Fund                 $  5,445
    13,426  Short-Term Investments Co.
              Liquid Assets Portfolio                                13,426
                                                                   --------

            Total Investment Companies                               18,871
                                                                   --------

            Total Investments 100.4%                                290,255
                                                                   --------

            Liabilities, less Other Assets (0.4)%                   (1,167)
                                                                   --------

            NET ASSETS 100.0%                                      $289,088
                                                                   ========

            <F1>Variable rate security


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            U.S. TREASURIES  88.6%
            U.S. TREASURY NOTES  67.1%
   $ 5,000     5.63%, 11/30/98                                      $ 5,002
    10,000     5.13%, 11/30/98                                       10,002
    13,500     5.75%, 12/31/98                                       13,515
     6,500     5.13%, 12/31/98                                        6,507
    21,000     6.38%, 1/15/99                                        21,046
     2,500     8.88%, 2/15/99                                         2,528
     3,000     7.00%, 4/15/99                                         3,033
                                                                   --------
                                                                     61,633
                                                                   --------

            U.S. TREASURY BILLS  21.5%
    20,000     4.29%, 1/21/99                                        19,809
                                                                   --------

            Total U.S. Treasuries                                    81,442
                                                                   --------

    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 6.4%
     4,014  Financial Square
               Treasury Obligation Portfolio                          4,014
     1,853  Short-Term Investments Co.
               Treasury Tax Advantage Portfolio                       1,853
                                                                   --------

            Total Investment Companies                                5,867
                                                                   --------

            Total Investments 95.0%                                  87,309
                                                                   --------

            Other Assets, less Liabilities 5.0%                       4,563
                                                                   --------

            NET ASSETS 100.0%                                      $ 91,872
                                                                   ========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS
U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            U.S. GOVERNMENT AGENCIES  81.5%
            FEDERAL FARM CREDIT BANK  20.9%
            Federal Farm Credit Bank Discount Notes:
   $ 7,000     5.10%, 11/04/98                                     $  6,997
     6,000     5.37%, 11/05/98                                        5,996
     7,000     5.09%, 11/09/98                                        6,992
     6,000     5.05%, 11/16/98                                        5,987
     3,000     5.19%, 12/22/98                                        2,978
     5,000     5.00%, 12/28/98                                        4,960
     6,000     4.70%, 1/11/99                                         5,944
     5,000     4.76%, 2/01/99                                         4,939
     4,000     5.22%, 3/05/99                                         3,928
                                                                   --------
                                                                     48,721
                                                                   --------

            FEDERAL HOME LOAN BANK 1.7%
            Federal Home Loan Bank Discount Notes,
     4,000     5.34%, 11/06/98                                        3,997
                                                                   --------

            FEDERAL HOME LOAN MORTGAGE CORPORATION  21.6%
            Federal Home Loan Mortgage Corporation Discount Notes:
     7,000     5.43%, 11/10/98                                        6,991
     5,000     5.41%, 11/12/98                                        4,992
     9,000     5.12%, 11/19/98                                        8,977
     4,000     5.06%, 12/08/98                                        3,979
     4,695     5.06%, 12/17/98                                        4,665
     5,000     5.03%, 12/30/98                                        4,959
     2,000     5.01%, 1/25/99                                         1,976
     3,000     4.97%, 2/08/99                                         2,959
     6,000     4.75%, 3/15/99                                         5,894
            Federal Home Loan Mortgage Corporation Debenture,
     5,000     5.51%, 3/12/99                                         4,998
                                                                   --------
                                                                     50,390
                                                                   --------

            FEDERAL NATIONAL MORTGAGE ASSN.  21.5%
            Federal National Mortgage Assn. Discount Notes:
     5,000     5.43%, 11/20/98                                        4,986
     9,000     5.42%, 11/24/98                                        8,969
     4,000     5.34%, 12/09/98                                        3,978
     4,000     5.28%, 12/15/98                                        3,974
     5,000     5.01%, 1/08/99                                         4,953
     8,000     4.72%, 1/25/99                                         7,911
     7,000     4.62%, 2/18/99                                         6,902
     3,500     5.16%, 2/18/99                                         3,445
     5,000     4.65%, 2/26/99                                         4,924
                                                                   --------
                                                                     50,042
                                                                   --------

            OTHER  15.8%
            Tennessee Valley Authority Discount Notes:
    11,000     5.11%, 11/13/98                                       10,982
     5,000     5.36%, 11/23/98                                        4,984



   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                 --------------

            OTHER  15.8% (CONT.)
  $  6,000     5.03%, 12/04/98                                     $  5,972
     5,000     4.71%, 12/14/98                                        4,972
    10,000     4.75%, 12/18/98                                        9,938
                                                                   --------
                                                                     36,848
                                                                   --------

            Total U.S. Government Agencies                          189,998
                                                                   --------

            U.S. TREASURIES  8.4%
            U.S. TREASURY NOTES:
     8,000     6.38%, 1/15/99                                         8,015
     9,000     5.00%, 2/15/99                                         9,000
     2,500     8.88%, 2/15/99                                         2,528
                                                                   --------

            Total U.S. Treasuries                                    19,543
                                                                   --------

    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 7.5%
    10,729  Financial Square Government Obligation Fund              10,729
     6,842  Short-Term Investments Co. Treasury Portfolio             6,842
                                                                   --------

            Total Investment Companies                               17,571
                                                                   --------

            Total Investments 97.4%                                 227,112
                                                                   --------

            Other Assets, less Liabilities 2.6%                       6,064
                                                                   --------

            NET ASSETS 100.0%                                      $233,176
                                                                   ========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            GENERAL OBLIGATION 2.0%
            Georgia State,
    $1,000     6.50%, 12/01/98                                       $1,003
            Northwestern Mutual Life,
       171     4.50%, 2/15/09<F1><F2>                                   171
            Portland, Maine,
       500     5.80%, 8/01/99                                           508
            St. Clair County, Illinois, Certificate of Participation,
       740     7.60%, 12/01/98                                          742
                                                                   --------
            Total General Obligation                                  2,424
                                                                   --------

            NOTES AND BONDS  0.8%
            MISCELLANEOUS 0.8%
            Ohio State, Special Obligation, Elementary and
     1,000     Secondary Education, 4.10%, 12/01/98                   1,000
                                                                   --------
            Total Notes and Bonds                                     1,000
                                                                   --------

            PREREFUNDED AND ESCROWED
            TO MATURITY  19.3%
            Apache County Arizona School District,
     1,500     9.875%, 7/01/05, Prerefunded 7/01/99                   1,588
            De Kalb County Georgia, Hospital Revenue,
     1,200     7.00%, 8/01/09, Prerefunded 8/01/99                    1,252
            Johnson County, Kansas, Unified School District,
     1,450     9.70%, 9/01/01, Prerefunded 9/01/99                    1,527
            Maryland State, Mercy Medical Center,
     1,000     8.00%, 7/01/20, Prerefunded 7/01/99                    1,049
            Massachusetts State,
     2,605     7.00%, 2/01/09, Prerefunded 2/01/99                    2,626
            Massachusetts State, North Adams Regional Hospital,
     1,880     9.625%, 12/01/18, Prerefunded 7/01/99                  1,997
            Massachusetts State, St. Joseph's Hospital,
     3,305     9.50%, 10/01/20, Prerefunded 10/01/99                  3,546
            Mercer County, New Jersey, Import Authority,
     1,000     7.20%, 12/15/12, Prerefunded 12/15/98                  1,024
            Milwaukee County, Wisconsin,
     1,000     6.20%, 12/01/01, Prerefunded 12/01/98                  1,002
            Minneapolis, Minnesota,
     1,500     5.30%, 11/01/99, Escrowed to Maturity                  1,532
            Ohio State, Oberlin College,
     1,515     7.10%, 10/01/12, Prerefunded 10/01/99                  1,598
            West Valley City Municipal Building Authority,
     4,805     7.70%, 1/15/10, Prerefunded 1/15/99                    4,940
                                                                   --------
            Total Prerefunded and Escrowed to Maturity               23,681
                                                                   --------


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            REVENUE BONDS  77.2%
            ELECTRIC REVENUE 4.8%
            County of Mason, Kentucky, Series 1984B,
   $ 2,000     3.20%, 10/15/14<F1><F2>                             $  2,000
            Putnam County, Florida Development Authority -
     3,835     Seminole Electric, 3.20%, 3/15/14<F1><F2>              3,835
                                                                   --------
                                                                      5,835
                                                                   --------

            HOSPITAL REVENUE  17.0%
            Illinois Health Facilities Authority,
       950     Ingalls Memorial Hospital, 3.20%, 1/01/16<F1><F2>        950
            Indiana Health Facilities Finance Authority,
     2,000     3.20%, 4/01/13<F1><F2>                                 2,000
            Indiana Health Facilities Finance Authority,
     2,400     3.20%, 1/01/12<F1><F2>                                 2,400
            Indiana Hospital Equipment Finance Authority,
     3,400     3.20%, 12/01/15<F1><F2>                                3,400
            Jefferson Parish, Louisiana, Hospital,
     4,600     3.15%, 12/01/15<F1><F2>                                4,600
            Wisconsin State Health & Educational Facilities -
     1,900     Blood Center, 3.90%, 6/01/19<F1><F2>                   1,900
            Wisconsin State Health & Educational Facilities -
     1,045     Lutheran Hospital, 5.00%, 2/15/99                      1,050
            Wisconsin State Health & Educational Facilities -
     3,700     Marshfield Clinic, 3.10%, 6/01/10<F1><F2>              3,700
            Wisconsin State Health & Educational Facilities -
       800     Sinai Samaritan, 3.15%, 9/01/19<F1><F2>                  800
                                                                   --------
                                                                     20,800
                                                                   --------

            HOUSING REVENUE 12.0%
            Clayton County, Georgia Housing Authority,
            Kimberly Forest,
     2,400     3.15%, 1/01/21<F1><F2>                                 2,400
            Clayton County, Georgia Housing Authority,
            Chateau Forest,
     1,000     3.15%, 1/01/21<F1><F2>                                 1,000
            Cook County, Illinois Catholic Charities,
     2,000     3.15%, 1/01/28<F1><F2>                                 2,000
            Illinois Development Finance Authority -
     1,620     St. Paul's House, 3.15%, 2/01/25<F1><F2>               1,620
            Orland Hills, Illinois, Multi-Family,
     2,470     3.15%, 12/01/04<F1><F2>                                2,470
            Washington State Housing Finance - Community
     5,230     Multi-family Mortgage, 3.05%, 10/01/20<F1><F2>         5,230
                                                                   --------
                                                                     14,720
                                                                   --------
                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------
            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE  12.0%
            Mason County, Kentucky, Pollution Control,
   $ 2,950     3.20%, 10/15/14<F1><F2>                             $  2,950
            Moffat County, Colorado, Pollution Control,
     5,000     3.20%, 7/01/10<F1><F2>                                 5,000
            Oakbrook Terrace, Illinois, Industrial Development,
     4,100     3.70%, 12/01/25<F1><F2>                                4,100
            Oklahoma County, Oklahoma Finance Authority -
     2,600     Perrine Office Project, 3.40%, 12/01/14<F1><F2>        2,600
                                                                   --------
                                                                     14,650
                                                                   --------

            MISCELLANEOUS  16.7%
            Cook County, Illinois,
     3,875     3.15%, 5/1/20<F1><F2>                                  3,875
            Illinois Development Finance Authority,
     3,900     Rest Haven, 3.15%, 1/01/27<F1><F2>                     3,900
            Illinois Development Finance Authority,
     1,500     Presbyterian Home Lake-A, 3.15%, 9/01/31<F1><F2>       1,500
            Illinois Education Facilities Authority,
            Chicago Zoological
     2,000     Society, 3.15%, 12/15/25<F1><F2>                       2,000
            Illinois Education Facilities Authority, Cultural Pool,
     3,975     3.15%, 12/01/25<F1><F2>                                3,975
            Illinois Development Finance Authority, Council
     3,200     Jewish Elderly, 3.15%, 3/01/15<F1><F2>                 3,200
            Indianapolis Indiana Economic Development Authority,
     2,000     Jewish Community Campus, 3.20%, 4/01/05<F1><F2>        2,000
                                                                   --------
                                                                     20,450
                                                                   --------

            UNIVERSITY REVENUE  14.7%
            Illinois Development Finance Authority -
     5,000     St. Ignatius College Prep, 3.15%, 6/01/24<F1><F2>      5,000
            Illinois Development Finance Authority -
     3,200     Lake Forest Academy, 3.15%, 12/01/24<F1><F2>           3,200
            Minnesota State Higher Educational Authority,
     3,345     Bethel College, 3.15%, 4/01/28<F1><F2>                 3,345
            Purdue University, Dorm Systems Services,
     1,000     6.40%, 7/01/99                                         1,019
            Texas Higher Education Authority,
     1,555     3.15%, 12/01/25<F1><F2>                                1,555
            Virginia College Building Authority, Equipment
     3,950     Leasing Program, 4.00%, 2/01/99                        3,956
                                                                   --------
                                                                     18,075
                                                                   --------

            Total Revenue Bonds                                      94,530
                                                                   --------


    Number                                                        Amortized
   of Shares                                                         Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            INVESTMENT COMPANIES  0.2%
       222  Financial Square Tax-Exempt Money Market Fund          $    222
        10  Tax Free Cash Reserves                                       10
                                                                   --------

            Total Investment Companies                                  232
                                                                   --------

            Total Investments 99.5%                                 121,867
                                                                   --------

            Other Assets, less Liabilities 0.5%                         584
                                                                   --------

            NET ASSETS 100.0%                                      $122,451
                                                                   ========


        <F1> Variable rate security
        <F2> Stated maturity with option to put


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS


1.ORGANIZATION
  Firstar Funds, Inc. (the "Company"), formerly Portico Funds, Inc., was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, U.S. Treasury Money Market (formerly the U.S. Federal Money Market), U.S. Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1, 1988 and June 27, 1988, respectively.

2.SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.
e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1998, FIRMCO voluntarily waived $493, $74, $81 and $88 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

  Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC, (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1998, $185, $55, $140 and $77 of administration fees, in thousands, were voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

                                                            (LOGO) FIRSTAR FUNDS


  The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $83, in thousands, for the Money Market Fund, for the year ended October 31, 1998. No expenses were incurred for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds for the year ended October 31, 1998.

  Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.


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                                                            (LOGO) FIRSTAR FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE FIRSTAR
MONEY MARKET FUND, THE FIRSTAR U.S. TREASURY MONEY
MARKET FUND, THE FIRSTAR U.S. GOVERNMENT MONEY MARKET
FUND AND THE FIRSTAR TAX-EXEMPT MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Firstar Money Market Fund, the Firstar U.S. Treasury Money Market Fund, the Firstar U.S. Government Money Market Fund and the Firstar Tax-Exempt Money Market Fund (four of the portfolios of Firstar Funds, Inc. (the "Funds")) at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 8, 1998

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                                                            (LOGO) FIRSTAR FUNDS

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.


This report is authorized for distribution only when preceded or accompanied by a current prospectus.


FOR ACCOUNT BALANCES AND INVESTOR SERVICES INFORMATION
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS


                                                             FORM #40-0245 12/98